SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings (Loss) per share
Weighted-average numbers of Common Shares - basic	214,787	189,046	213,738	186,568
RSUs	8,445
Options	10,134
Weighted-average numbers of Common Shares - diluted	233,366	189,046	213,738	186,568
Basic earnings (loss) per share	$ 0.01	$ (0.01)	$ (0.02)	$ (0.09)
Diluted earnings (loss) per share	$ 0.01	$ (0.01)	$ (0.02)	$ (0.09)